Property and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Amortization is provided, commencing when the asset is available for use, over the estimated useful life of the asset, using the following annual rates and methods:

Buildings	4% declining-balance
Furniture, fixtures and other equipment	5% to 20% declining-balance
Computer equipment	30% declining-balance
Post-production equipment	30% declining-balance
Computer software	2 years-straight-line
Website design	2 years-straight-line
Leasehold improvements	Straight-line over the term of lease

	Land	Building	Furniture, fixtures and equipment	Computer equipment	Post-production equipment	Computer software	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
For the year ended June 30, 2018

Opening net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996
Additions	—	73	349	852	6,055	331	616	8,276
Disposals, net	—	—	—	—	—	—	(104)	(104)
Amortization	—	(78)	(738)	(1,147)	(4,907)	(429)	(1,529)	(8,828)
Foreign exchange differences	—	—	1	84	—	9	2	96
	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

At June 30, 2018

Cost	4,276	2,143	6,630	13,388	20,021	5,227	14,884	66,569
Accumulated amortization	—	(210)	(4,916)	(11,566)	(10,585)	(4,485)	(4,755)	(36,517)
Foreign exchange	—	—	9	292	—	65	18	384
Net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

For the year ended June 30, 2019

Opening net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436
Additions	—	—	52	877	2,190	1,050	2	4,171
Acquisitions (note 5)	—	—	—	26	—	—	—	26
Disposals, net	(4,276)	(1,874)	(148)	(699)	—	—	(9)	(7,006)
Amortization	—	(59)	(381)	(965)	(4,527)	(933)	(1,466)	(8,331)
Foreign exchange	—	—	—	56	—	—	—	56
	—	—	1,246	1,409	7,099	924	8,674	19,352

At June 30, 2019

Cost	—	—	6,534	13,592	22,211	6,277	14,877	63,491
Accumulated amortization	—	—	(5,297)	(12,531)	(15,112)	(5,418)	(6,221)	(44,579)
Foreign exchange	—	—	9	348	—	65	18	440
Net book value	—	—	1,246	1,409	7,099	924	8,674	19,352